Intangible assets (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		R$ 9,215,560
Effect of acquisition of control of Vilas Complex			R$ 22,381
Intangible assets, ending		10,277,727	9,215,560
Generation Concession Agreement In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		1,759,286	195,622
ANEEL grant - use of public property			63,446
Amortization of quotas - concession and authorization	[1]	(228,509)	(72,148)
Capitalizations for intangible in service			1,823
Hydrological Risk Renegotiation			1,570,543
Intangible assets, ending		1,530,777	1,759,286
Generation Concession Agreement In Progress [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	[2]
ANEEL grant - use of public property	[2]		1,823
Capitalizations for intangible in service	[2]		(1,823)
Intangible assets, ending	[2]
Generation Concession Agreement Concession Authoriztion Rights [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		714,572	358,218
Effect of acquisition of control of Vilas Complex		23,982	277,120
Goodwill arising from the business combination		8,154	94,221
Amortization of quotas - concession and authorization	[1]	(24,870)	(14,987)
Intangible assets, ending		721,838	714,572
Generation Concession Agreement [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		2,473,858	553,840
Effect of acquisition of control of Vilas Complex		23,982	277,120
Goodwill arising from the business combination		8,154	94,221
ANEEL grant - use of public property			65,269
Amortization of quotas - concession and authorization	[1]	(253,379)	(87,135)
Hydrological Risk Renegotiation			1,570,543
Intangible assets, ending		R$ 2,252,615	R$ 2,473,858

[1]	Amortization during the concession/authorization as of the start of commercial operations of the enterprises.
[2]	Includes the balances of use of public asset and hydrological risk renegotiation